Long-Term Incentive Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized	$ 13,993	$ 9,730	$ 6,656
Omnibus Stock Incentive Plans, 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Compensation expense recognized	$ 6,400	$ 4,200	$ 1,900